Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value at Issuance Date and on Recurring Basis
The following tables present the fair value hierarchy for the Company’s assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of September 30, 2024
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$23,749	$23,749	$—	$—

Total assets	$23,749	$23,749	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$71	$—	$—	$71
Public Warrants	531	531	—	—
Public Offering Warrants	5,970	—	—	5,970
Private Placement Warrants	810	—	—	810
Revenue Interest Financing	38,500	—	—	38,500
PIPE Conversion Option	9,850	—	—	9,850
Earn-out Liability	1,850	—	—	1,850
RTW Convertible Notes	36,090	—	—	36,090
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$93,686	$531	$—	$93,155

Fair Value Measurement as of December 31, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$30,582	$30,582	$—	$—

Total assets	$30,582	$30,582	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$821	$—	$—	$821
Public Warrants	5,943	5,943	—	—
Revenue Interest Financing	36,200	—	—	36,200
PIPE Conversion Option	5,600	—	—	5,600
Earn-out Liability	23,990	—	—	23,990
Term Loan Derivative Liability	1,895	—	—	1,895
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$74,463	$5,943	$—	$68,520

The following tables present the fair value hierarchy for assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of December 31, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$30,582	$30,582	$—	$—

Total assets	$30,582	$30,582	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$821	$—	$—	$821
Public Warrants	5,943	5,943	—	—
Revenue Interest Financing	36,200	—	—	36,200
PIPE Conversion Option	5,600	—	—	5,600
Earn-out Liability	23,990	—	—	23,990
Term Loan Derivative Liability	1,895	—	—	1,895
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$74,463	$5,943	$—	$68,520

Fair Value Measurement as of December 31, 2022
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$4,925	$4,925	$—	$—

Total assets	$4,925	$4,925	$—	$—

Liabilities:
Legacy Allurion Series C Common Stock Warrant Liability	$340	$—	$—	$340
Legacy Allurion Series B Preferred Stock Warrant Liability	303	—	—	303
Legacy Allurion Series A-1 Preferred Stock Warrant Liability	82	—	—	82
Other Common Stock Warrant Liabilities	255	—	—	255
Legacy Allurion Series C Preferred Stock Warrant Liability	684	—	—	684
Derivative Liability-Success Fee	180	—	—	180
Legacy Allurion Series D-1 Preferred Stock Warrant Liability	707	—	—	707

Total Liabilities	$2,551	$—	$—	$2,551

Schedule of Assumptions used in Pricing Model
The Company has classified the Legacy Allurion Common Stock Warrants, Public Offering Warrants (defined below), and Private Placement Warrants (defined below) within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. See table below for the assumptions used in the pricing model of the Legacy Allurion Common Stock Warrants, Public Offering Warrants, and Private Placement Warrants:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	September 30, 2024	3.65%	$6.73	$0.61	90%	6.50
Legacy Allurion Other Common Stock	September 30, 2024	3.59%	1.05	0.61	90%	2.94
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	September 30, 2024	3.65% - 3.71%	12.14	0.61	90%	6.5 - 7.96
Public Offering Warrants	September 30, 2024	3.58%	1.20	0.61	90%	4.75
Private Placement Warrants	September 30, 2024	3.58%	1.20	0.61	90%	4.75

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	6.73	$3.74	100%	7.25
Legacy Allurion Other Common Stock	December 31, 2023	3.95%	1.05	3.74	100%	3.69
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	12.14	3.74	100%	7.25 - 8.71

The Company has classified the warrants within Level 3 of the hierarchy as the fair value is derived using
the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (level 3) inputs. See table below for the assumptions used in the pricing model:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	6.73	3.74	100%	7.25
Other Common Stock	December 31, 2023	3.95%	1.05	3.74	100%	3.69
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	12.14	3.74	100%	7.25 - 8.71
Legacy Allurion Series A-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.42%	$1.90	$6.75	69%	0.25
Legacy Allurion Series B Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.41%	2.38	6.91	65%	2.00
Legacy Allurion Series C Common Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.11%	0.01	4.54	63%	4.00
Legacy Allurion Series C Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.92%	6.58	7.24	63%	8.20
Other Common Stock Warrants	December 31, 2022	3.99%	1.02 - 1.10	4.54	63%	4.6 - 4.7
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.88 - 3.92%	11.87	11.31	63%	8.2 - 9.7

Schedule of Changes in Fair Values
The following table reconciles the changes in fair value for the three and nine months ended September 30, 2024 and 2023 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Public Offering Warrants	Private Placement Warrants	Total
Balance – June 30, 2023	$2,679	$1,351	—	—	$4,030
Change in fair value	(1,571)	(555)	—	—	(2,126)
Exercise of warrants	(53)	—	—	—	(53)
Derecognition of liability to equity	(340)	(589)	—	—	(929)

Balance – September 30, 2023	$715	$207	$—	$—	$922

Balance – June 30, 2024	$110	$35	—	—	$145
Fair value at issuance	—	—	13,157	1,670	14,827
Change in fair value	(55)	(19)	(7,187)	(860)	(8,121)

Balance – September 30, 2024	$55	$16	$5,970	$810	$6,851

	Preferred Stock Warrants (as converted to Common)		Common Stock Warrants	Public Offering Warrants		Private Placement Warrants	Total
Balance – January 1, 2023	$1,777		$596	$—		$—	$2,373
Change in fair value	(647)		200	—		—	(447)
Exercise of warrants	(75)		—	—		—	(75)
Derecognition of liability to equity	(340)		(589)	—		—	(929)

Balance – September 30, 2023	$715		$207	$—		$—	$922

Balance – January 1, 2024	$642		$179	$—		$—	$821
Fair value at issuance	—	—	—	13,157		1,670	14,827
Change in fair value	(587)		(163)	(7,187)		(860)	(8,797)

Balance – September 30, 2024	$55		$16	$5,970	$—	$810	$6,851

The following table reconciles the changes in fair value for the years ended December 31, 2023 and 2022 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Total
Balance – January 1, 2022	$510	$231	$741
Fair value upon issuance	834	—	834
Change in fair value	456	365	821
Exercise of warrants	(23)	—	(23)

Balance – December 31, 2022	$1,777	$596	$2,373
Change in fair value	(720)	172	(548)
Exercise of warrants	(75)	—	(75)
Derecognition of liability to equity	(340)	(589)	(929)

Balance – December 31, 2023	$642	$179	$821

Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method
The assumptions used in the Black Scholes option-pricing model for the nine months ended September 30, 2024 and 2023 are as follows:

	Nine Months Ended September 30,
	2024	2023
Expected volatility	71%	86%
Risk-free interest rate	4.36%	4.50%
Expected dividend yield	0%	0%
Expected term (in years)	6.1	5.8

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Year Ended December 31,
	2023	2022
Expected volatility	85.8%	63%
Risk-free interest rate	4.5%	3.56%
Expected dividend yield	—%	—%
Expected term (in years)	5.8	5.8

Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Changes in Fair Values
The changes in the fair values of the Success Fee derivative liability, 2023 Convertible Notes, Revenue Interest Financing, PIPE Conversion Option,
Earn-out
liability, Term Loan Derivative liability, RTW Convertible Notes, PubCo Share liability, Base PubCo and Backstop Share liability, and Warrant Overallotment Liability categorized with Level 3 inputs for the three and nine months ended September 30, 2024 and 2023 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	RTW Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Total
Balance – June 30, 2023	$213	$16,793	$—	$—	$—	$—	$—	$3,327	$3,305	$23,638
Fair value upon issuance	—	9,150	$40,000	3,340	53,040	—	—	—	—	$105,530
Change in fair value	(201)	6,008	(3,400)	2,100	(24,330)	—	—	(599)	10,065	$(10,357)
Repayments of debt	—	(10,250)	—	—	—	—	—	—	—	$(10,250)
Derecognition of liability to equity	—	(21,701)	—	—	—	—	—	(2,728)	(13,370)	$(37,799)

Balance – September 30, 2023	$12	$—	$36,600	$5,440	$28,710	$—	$—	$—	$—	$70,762

Balance – June 30, 2024	$14	$—	$39,000	$5,450	$4,110	$—	$40,950	$—	$—	$89,524
Change in fair value	—	—	6,704	4,400	(2,260)	—	(1,790)	—	—	7,054
Change in fair value – OCI	—	—	(5,800)	—	—	—	(3,070)	—	—	(8,870)
Repayments of debt	—	—	(1,404)	—	—	—	—	—	—	(1,404)

Balance – September 30, 2024	$14	$—	$38,500	$9,850	$1,850	$—	$36,090	$—	$—	$86,304

Balance – January 1, 2023	$178	$—	$—	$—	$—	$—	$—	$—	$—	$178
Fair value upon issuance	—	28,700	$40,000	3,340	53,040	—	—	3,370	3,264	131,714
Change in fair value	(166)	3,751	(3,400)	2,100	(24,330)	—	—	(642)	10,106	(12,581)
Repayments of debt	—	(10,750)	—	—	—	—	—	—	—	(10,750)
Derecognition of liability to equity	—	(21,701)	—	—	—	—	—	(2,728)	(13,370)	(37,799)

Balance – September 30, 2023	$12	$—	$36,600	$5,440	$28,710	$—	$—	$—	$—	$70,762

	Success Fee Derivative Liability	2023 Convertible Notes	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	RTW Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Total
Balance – January 1, 2024	$14	$—	$36,200	$5,600	$23,990	$1,895	$—	$—	$—	$67,699
Fair value upon issuance	—	—	—	—	—	—	49,100	—	—	49,100
Change in fair value	—	—	5,358	4,250	(22,140)	(1,895)	(10,020)	—	—	(24,447)
Change in fair value – OCI	—	—	(600)	—	—	—	(2,990)	—	—	(3,590)
Repayments of debt	—	—	(2,458)	—	—	—	—	—	—	(2,458)

Balance – September 30, 2024	$14	$—	$38,500	$9,850	$1,850	$—	$36,090	$—	$—	$86,304

The changes in the fair values of the Success Fee derivative liability, 2023 Convertible Notes, PubCo Additional Shares liability, Base PubCo Shares and Backstop Shares liability, Revenue Interest Financing, PIPE Conversion Option,
Earn-out
liability, and Term Loan Derivative Liability categorized with Level 3 inputs for the years ended December 31, 2023 and 2022 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	Total
Balance – January 1, 2022	$159	$—	$—	$—	$—	$—	$—	$—	$159
Fair value upon issuance	—	—	—	—	—	—	—	—	—
Change in fair value	19	—	—	—	—	—	—	—	19
Exercise of warrants	—	—	—	—	—	—	—	—	—

Balance – December 31, 2022	$178	$—	$—	$—	$—	$—	$—	$—	$178
Fair value upon issuance	—	$28,700	3,370	3,264	40,000	3,340	53,040	1,895	133,609
Change in fair value	(164)	3,751	(642)	10,106	(3,408)	2,260	(29,050)	—	(17,147)
Change in fair value – OCI	—	—	—	—	700	—	—	—	700
Payments	—	(10,750)	—	—	(1,092)	—	—	—	(11,842)
Derecognition of liability to equity	—	(21,701)	(2,728)	(13,370)	—	—	—	—	(37,799)

Balance – December 31, 2023	$14	$—	$—	$—	$36,200	$5,600	$23,990	$1,895	$67,699

Earn-Out Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method	The estimated fair value of the
Earn-Out
Shares was determined using a MCSM with the following assumptions at each valuation date:

	September 30, 2024	December 31, 2023
Stock Price	$0.61	$3.74
Risk-free interest rate	3.6%	3.9%
Expected term (in years)	3.8	4.6
Expected volatility	105.0%	87.0%
The estimated fair value of the
earn-out
shares was determined using a Monte Carlo Simulation Method using the following assumptions at the valuation date:

December 31, 2023
Stock Price	3.74
Risk-free interest rate	3.9%
Expected term (in years)	4.6
Expected volatility	87.0%

Revenue Interest Financing and PIPE Conversion Option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method
The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method (“MCSM”) using the number of shares convertible of 1,065,341 and the following assumptions:

	September 30, 2024	December 31, 2023
Stock Price	$0.61	$3.74
Risk-free interest rate	4.03%	4.46%
Expected term (in years)	0.8	1.6
Expected volatility	130.0%	82.5%

The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method using the number of shares convertible of 1,065,341 and the following assumptions:

December 31, 2023
Stock Price	3.74
Risk-free interest rate	4.46%
Expected term (in years)	1.6
Expected volatility	82.5%

RTW Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method	The fair value was measured using the $48.0 million principal amount of the RTW Convertible Notes and the following assumptions:

September 30, 2024
Stock Price	$0.61
Risk-free interest rate	3.6%
Expected term (in years)	6.5
Expected volatility	90.0%